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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):     [ ]  is a restatement.
                                      [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Windward Investment Management, Inc.
Address: 53 State Street
         Suite 1220
         Boston, MA 02109

13F File Number: 28-11068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:.   Denise Kampf
Title:   Director of Ops & Client Service
Phone:   617-241-2207

Signature,                Place,                    and Date of Signing:
DENISE KAMPF              BOSTON, MA                February 6, 2006

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     29
Form 13F Information Table Value Total: 382539

List of Other Included Managers:          NONE

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                          Form 13F Information Table

    Column 1         Column 2     Column 3  Column 4      Column 5       Column 6  Column 7      Column 8
----------------- --------------- --------- -------- ------------------ ---------- -------- ------------------
                                                                                             Voting Authority
                                             Value   SHRS or SH / PUT / Investment  Other   ------------------
 Name of Issuer   Title of Class   CUSIP    (x$1000) PRN Amt PRN  CALL  Discretion Managers  Sole   Shared Non
----------------- --------------- --------- -------- ------- ---- ----- ---------- -------- ------- ------ ---
Inverness         COM             46126P106   1735     73190  SH           Sole               73190
  Medical
  Innovations
  In
Ishares Inc       MSCI GERMAN     464286806   4113    202500  SH           Sole              202500
Ishares Inc       MSCI HONG KONG  464286871  24446   1937099  SH           Sole             1937099
General Electric  COM             369604103   1566     44676  SH           Sole               44676
  Co
Ishares Tr        DJ US REAL EST  464287739   9127    142282  SH           Sole              142282
Johnson &         COM             478160104    619     10310  SH           Sole               10310
  Johnson
Vertex            COM             92532F100   1251     45215  SH           Sole               45215
  Pharmaceuticals
Exxon Mobil       COM             30231G102   1261     22441  SH           Sole               22441
  Corp
Ishares Tr        MSCI EMERGE MKT 464287234  48126    545342  SH           Sole              545342
Ishares Tr        MSCI EAFE IDX   464287465  57128    961263  SH           Sole              961263
Streettracks      GOLD SHS        863307104  51081    990323  SH           Sole              990323
  Gold Tr
Ishares Tr        7-10 YR TRS BD  464287440  26701    318205  SH           Sole              318205
Ishares Tr        1-3 YR TRS BD   464287457  35605    443896  SH           Sole              443896
Ishares Tr        US TIPS BD FD   464287176  33278    323650  SH           Sole              323650
Vanguard Index    STK MKT VIPERS  922908769  79274    642781  SH           Sole              642781
  Tr
Ishares Inc       MSCI JAPAN      464286848   1735    128335  SH           Sole              128335
Select Sector     SBI INT-INDS    81369Y704    236      7500  SH           Sole                7500
  Spdr Tr
Select Sector     SBI INT-TECH    81369Y803    209     10000  SH           Sole               10000
  Spdr Tr

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
    Column 1         Column 2    Column 3  Column 4      Column 5       Column 6  Column 7     Column 8
----------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                                           Voting Authority
                                            Value   SHRS or SH / PUT / Investment  Other   ----------------
 Name of Issuer   Title of Class  CUSIP    (x$1000) PRN Amt PRN  CALL  Discretion Managers Sole  Shared Non
----------------- -------------- --------- -------- ------- ---- ----- ---------- -------- ----- ------ ---
Select Sector     SBI CONS DISCR 81369Y407    212     6500   SH           Sole              6500
  Spdr Tr
Sonus             COM            835916107    123    33084   SH           Sole             33084
  Networks Inc
Tweeter Home      COM            901167106     58    10200   SH           Sole             10200
  Entmt Group
  Inc
Berkshire         CL B           084670207    709      800   SH           Sole               800
  Hathaway
  Inc Del
Analog Devices    COM            032654105    369    10300   SH           Sole             10300
  Inc
International     COM            459200101    339     4124   SH           Sole              4124
  Business
  Machs
Merk & Co Inc     COM            589331107    344    10828   SH           Sole             10828
Pepsico Inc       COM            713448108    539     9120   SH           Sole              9120
Procter &         COM            742718109    362     6250   SH           Sole              6250
  Gamble Co
Vanguard Index Tr REIT VIPERS    922908553    782    12878   SH           Sole             12878
Vanguard Intl     EMR MKT VIPERS 922042858   1211    19891   SH           Sole             19891
  Equity Index F